Employee Stock Option Plan (Summary of Information about Stock Options Outstanding) (Details) In Millions, except Share data, unless otherwise specified							12 Months Ended
	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2007 KRW	Dec. 31, 2010 Stock Option [Member]	Dec. 31, 2010 Stock Options Outstanding, Group One [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Two [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Three [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Four [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Five [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Six [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Seven [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Eight [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Nine [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Ten [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Eleven [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twelve [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Thirteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Fourteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Fifteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Sixteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Seventeen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Eighteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Nineteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty One [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Two [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Three [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Four [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Five [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Six [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Seven [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Eight [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Nine [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Thirty [Member] KRW
Options outstanding, Exercise price							42,200		43,800		58,600		35,500		40,500		46,100		48,500		48,800		46,800		61,000		60,300		63,800		63,600		51,600		45,700		49,200		53,000		85,100		75,200		81,900		77,900		80,000		77,800		80,300		81,900		76,600		77,100		84,500		71,538		129,100
Options outstanding, Number of stock options	2,293,608		3,229,932	3,458,351	3,810,844		3,351	[1]	26,712	[1]	10,000	[1]	51,303	[1]	5,091	[1]	54,250	[1]	10,000	[1]	10,000	[1]	450,928	[1]	10,182	[1]	5,077	[1]	10,031	[1]	10,072	[1]	90,000	[1]	8,827	[1]	29,441	[1]	7,212	[1]	5,000	[1]	444,237	[1]	21,459	[1]	59,750	[1]	27,878	[1]	29,770	[1]	163,557	[1]	25,613	[1]	18,987	[1]	657,498	[1]	15,246	[1]	22,146	[1]	9,990	[1]
Options outstanding, Weighted average remaining contractual life							0.2	[2]	0.2	[2]	0.2	[2]	0.2	[2]	0.7	[2]	1.1	[2]	1.2	[2]	1.2	[2]	2.2	[2]	2.2	[2]	2.2	[2]	2.2	[2]	2.2	[2]	2.2	[2]	2.3	[2]	2.6	[2]	2.6	[2]	3.2	[2]	3.2	[2]	3.2	[2]	3.2	[2]	3.2	[2]	3.2	[2]	3.2	[2]	3.3	[2]	3.8	[2]	4.1	[2]	4.2	[2]	0.2	[2]	0.2	[2]
Options outstanding, Weighted average exercise price	68,520		64,314	62,458	64,775		42,200		43,800		58,600		35,500		40,500		46,100		48,500		48,800		46,800		61,000		60,300		63,800		63,600		51,600		45,700		49,200		53,000		85,100		75,200		81,900		77,900		80,000		77,800		80,300		81,900		76,600		77,100		84,500		71,538		129,100
Options outstanding, Intrinsic value							51		366				1,129		87		618		90		87		4,825										531		104		244		32																				7,089		33
Options exercisable, Number of stock options	2,293,608		2,667,395	1,876,585			3,351		26,712		10,000		51,303		5,091		54,250		10,000		10,000		450,928		10,182		5,077		10,031		10,072		90,000		8,827		29,441		7,212		5,000		444,237		21,459		59,750		27,878		29,770		163,557		25,613		18,987		657,498		15,246		22,146		9,990
Options exercisable, weighted average exercise price	68,520		61,617	50,012			42,200		43,800		58,600		35,500		40,500		46,100		48,500		48,800		46,800		61,000		60,300		63,800		63,600		51,600		45,700		49,200		53,000		85,100		75,200		81,900		77,900		80,000		77,800		80,300		81,900		76,600		77,100		84,500		71,538		129,100
Options exercisable, Intrinsic value							51		366				1,129		87		618		90		87		4,825										531		104		244		32																				7,089		33
Number of stock options vested and expected to vest	2,293,608	[1]				2,293,608

[1]	Number of stock options vested and expected to vest were 2,293,608.
[2]	Contractual life indicates the sum of service (vesting) period and exercise period.